UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-04873
The GAMCO Growth Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The GAMCO Growth Fund
Third Quarter Report
September 30, 2010
Howard F. Ward, CFA
To Our Shareholders,
     During the third quarter of 2010, The GAMCO Growth Fund’s (the “Fund”) (Class AAA) total return was 12.3% compared with the Standard & Poor’s (“S&P”) 500 Index of 11.3% and the Russell 1000 Growth Index of 13.0%.
     Enclosed is the portfolio of investments as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

																	Since
			Year to														Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		15 Year		20 Year		(4/10/87)
GAMCO Growth Fund Class AAA	12.31%		(2.07)%		4.53%		(7.63)%		0.07%		(4.14)%		5.27%		6.58%		9.13%
S&P 500 Index	11.30		3.91		10.18		(7.15)		0.64		(0.43)		6.45		9.05		8.30
Russell 1000 Growth Index	13.00		4.36		12.65		(4.36)		2.06		(3.44)		5.25		8.29		7.78
Class A	12.31		(2.04)		4.53		(7.62)		0.07		(4.13)		5.27		6.58		9.13
	5.85	(b)	(7.67	)(b)	(1.48	)(b)	(9.43	)(b)	(1.11	)(b)	(4.70	)(b)	4.86	(b)	6.27	(b)	8.85 (b)
Class B	12.08		(2.61)		3.75		(8.32)		(0.68)		(4.62)		4.93		6.32		8.89
	7.08	(c)	(7.48	)(c)	(1.25	)(c)	(9.25	)(c)	(1.08	)(c)	(4.62)		4.93		6.32		8.89
Class C	12.09		(2.61)		3.72		(8.33)		(0.69)		(4.63)		4.93		6.32		8.89
	11.09	(d)	(3.58	)(d)	2.72	(d)	(8.33)		(0.69)		(4.63)		4.93		6.32		8.89
Class I	12.36		(1.89)		4.78		(7.44)		0.19		(4.08)		5.31		6.61		9.16

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.53%, 1.53%, 2.28%, 2.28%, and 1.28%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing.

The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indicators of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The GAMCO Growth Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.7%
	TECHNOLOGY — 24.4%
	Electronics — 1.7%
75,000	Corning Inc.	$1,371,000
400,000	Intel Corp.	7,692,000
	Information Technology — 19.1%
145,000	Adobe Systems Inc.†	3,791,750
96,000	Apple Inc.†	27,240,000
275,000	EMC Corp.†	5,585,250
50,500	Google Inc., Cl. A†	26,552,395
124,000	International Business Machines Corp.	16,633,360
800,000	Microsoft Corp.	19,592,000
	Telecommunications — 3.6%
561,000	Cisco Systems Inc.†	12,285,900
150,000	QUALCOMM Inc.	6,768,000

	TOTAL TECHNOLOGY	127,511,655

	PRODUCER DURABLES — 17.8%
100,000	ABB Ltd., ADR	2,112,000
65,000	Cummins Inc.	5,887,700
160,000	Eaton Corp.	13,198,400
180,000	Emerson Electric Co.	9,478,800
70,000	FLIR Systems Inc.†	1,799,000
85,000	Flowserve Corp.	9,300,700
130,000	Honeywell International Inc.	5,712,200
170,000	ITT Corp.	7,961,100
101,800	Jardine Matheson Holdings Ltd.	4,595,252
60,000	Joy Global Inc.	4,219,200
85,000	PACCAR Inc.	4,092,750
50,000	Rockwell Collins Inc.	2,912,500
92,000	Siemens AG	9,711,209
60,000	Trimble Navigation Ltd.†	2,102,400
135,000	United Technologies Corp.	9,616,050

	TOTAL PRODUCER DURABLES	92,699,261

	ENERGY — 16.7%
117,000	Apache Corp.	11,437,920
328,000	Chesapeake Energy Corp.	7,429,200
128,000	Devon Energy Corp.	8,286,720
65,000	EOG Resources Inc.	6,043,050
235,000	Hess Corp.	13,893,200
60,000	Murphy Oil Corp.	3,715,200
168,000	Occidental Petroleum Corp.	13,154,400
145,000	Petroleo Brasileiro SA, ADR	4,758,900
270,000	Southwestern Energy Co.†	9,028,800
225,000	Ultra Petroleum Corp.†	9,445,500

	TOTAL ENERGY	87,192,890

	MATERIALS AND PROCESSING — 13.5%
235,000	Agnico-Eagle Mines Ltd.	16,692,050
145,000	Barrick Gold Corp.	6,712,050
70,000	Freeport-McMoRan Copper & Gold Inc.	5,977,300
111,000	Monsanto Co.	5,320,230
240,000	Newmont Mining Corp.	15,074,400
37,000	Potash Corp. of Saskatchewan Inc.	5,329,480
68,000	Precision Castparts Corp.	8,659,800
55,000	Rio Tinto plc, ADR	3,230,150
54,000	The Mosaic Co.	3,173,040

	TOTAL MATERIALS AND PROCESSING	70,168,500

	CONSUMER STAPLES — 12.8%
75,000	Colgate-Palmolive Co.	5,764,500
104,122	Danone	6,227,817
185,000	Nestlé SA	9,855,747
262,600	PepsiCo Inc.	17,447,144
315,000	The Coca-Cola Co.	18,433,800
155,000	The Procter & Gamble Co.	9,295,350

	TOTAL CONSUMER STAPLES	67,024,358

	FINANCIAL SERVICES — 6.3%
31,500	BlackRock Inc.	5,362,875
222,000	Cheung Kong (Holdings) Ltd.	3,364,828
20,000	MasterCard Inc., Cl. A	4,480,000
40,000	Northern Trust Corp.	1,929,600
106,500	Standard Chartered plc	3,054,902
50,000	State Street Corp.	1,883,000
106,000	Sun Hung Kai Properties Ltd.	1,830,684
188,000	Swire Pacific Ltd., Cl. A	2,590,229
330,000	The Charles Schwab Corp.	4,587,000
50,000	Visa Inc., Cl. A	3,713,000

	TOTAL FINANCIAL SERVICES	32,796,118

	HEALTH CARE — 5.3%
160,000	Abbott Laboratories	8,358,400
55,000	Becton, Dickinson and Co.	4,075,500
40,000	Celgene Corp.†	2,304,400
30,000	Novo Nordisk A/S, Cl. B	2,977,061
18,000	Roche Holding AG, Genusschein	2,458,251
70,000	St. Jude Medical Inc.†	2,753,800
50,000	Stryker Corp.	2,502,500
35,000	Varian Medical Systems Inc.†	2,117,500

	TOTAL HEALTH CARE	27,547,412

	CONSUMER DISCRETIONARY — 2.9%
5,000	Amazon.com Inc.†	785,300
25,000	Coach Inc.	1,074,000
25,000	Costco Wholesale Corp.	1,612,250
290,000	Johnson Controls Inc.	8,845,000
10,000	NIKE Inc., Cl. B	801,400
10,000	Polo Ralph Lauren Corp.	898,600
22,400	Tiffany & Co.	1,052,576

	TOTAL CONSUMER DISCRETIONARY	15,069,126

	TOTAL COMMON STOCKS	520,009,320

See accompanying notes to schedule of investments.

The GAMCO Growth Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$1,455,000	U.S. Treasury Bills, 0.145% to 0.180%††, 11/26/10 to 12/23/10	$1,454,663

	TOTAL INVESTMENTS — 100.0% (Cost $496,070,780)	$521,463,983

	Aggregate tax cost	$503,641,102

	Gross unrealized appreciation	$51,093,604
	Gross unrealized depreciation	(33,270,723)

	Net unrealized appreciation/depreciation	$17,822,881

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt
See accompanying notes to schedule of investments.

The GAMCO Growth Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$520,009,320
Level 2 — Other Significant Observable Inputs*	1,454,663

Total	$521,463,983

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.
There were no Level 3 investments held at September 30, 2010 or December 31, 2009.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

The GAMCO Growth Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $906,984,213, which are available to reduce future required distributions of net capital gains to shareholders. $469,914,764 is available through 2010; $350,050,494 is available through 2011; $1,141,675 is available through 2012; $18,485,136 is available through 2016; and $67,392,144 is available through 2017.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The GAMCO Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief	Attorney-at-Law
Executive Officer	Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus
Pace University

James P. Conn	Anthony Torna
Former Chief Investment Officer	Maxim Group LLC
Financial Security Assurance
Holdings Ltd.

Dugald A. Fletcher	Anthonie C. van Ekris
President	Chairman
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President	Chairman
Gabelli & Company, Inc.	Zizza & Co., Ltd.

Officers and Portfolio Manager

Bruce N. Alpert	Howard F. Ward, CFA
President and Secretary	Portfolio Manager

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB406Q310SR
GAMCO
The GAMCO Growth Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.